Expense Example - FidelityMid-CapStockFund-KPRO - FidelityMid-CapStockFund-KPRO - Fidelity Mid-Cap Stock Fund - Fidelity Mid-Cap Stock Fund - Class K	Jun. 29, 2024 USD ($)
Expense Example:
1 year	$ 73
3 years	227
5 years	395
10 years	$ 883